1933 Act/Rule 497(j)

                                               February 21, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Phoenix Portfolios
         Registration No. 333-45675

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 10, 2006.

                                               Very truly yours,


                                               /s/ Kevin J. Carr
                                               Kevin J. Carr